                                                                 SCHWABFUNDS (R)
                                                                          [LOGO]
                                                                          SCHWAB
                                                                      GOVERNMENT
                                                                      BOND FUNDS




SEMI-ANNUAL REPORT
FEBRUARY 28, 1997

               Dear Shareholder,

[Photo of      With the support of investors like you, the SchwabFunds Family(R)
Charles        continues to be among the largest and fastest-growing mutual fund
R. Schwab]     complexes in the nation. Charles Schwab Investment Management,
               Inc. (CSIM) manages over $46 billion in assets for more than 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
               You'll find in-depth information on the performance of your SchwabFunds(R) investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

SchwabFunds' expanding family of quality mutual funds offers investors time-tested strategies for long-term investing -- Asset Allocation, Indexing, Tax-Efficiency, Quantitative Models and Fund-of-Funds. Each strategy was developed to fit specific financial objectives. The SchwabFunds Family was developed to provide you with smart, cost-efficient solutions and an easy, convenient way to put your money to work. And we'll continue to explore new strategies to help meet your financial goals.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your growing needs.

                                 /s/ Charles R. Schwab
                                 Charles R. Schwab

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB BOND FUND.


CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB BOND FUND INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment coupon. It's a simple, easy way to increase your investment. You can also have money transferred to your bond fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP)(1). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

SO DON'T DELAY. USE THIS CONVENIENT INVESTMENT
ENVELOPE AND SEND YOUR CHECK TODAY!

(1) The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB BOND FUND
INVESTMENT COUPON
------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

                                                       [ ][ ][ ][ ]-[ ][ ][ ][ ]
--------------------------------------                   SCHWAB ACCOUNT NUMBER
Name

$
--------------------------------------
Amount of Investment*

--------------------------------------
Signature

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's
    Automatic Investment Plan (AIP).

* THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

PLEASE INDICATE TO WHICH SCHWAB BOND FUND YOUR INVESTMENT SHOULD GO:

[ ] Schwab Long-Term Government Bond Fund

[ ] Schwab Short/Intermediate Government Bond Fund

[ ] Schwab California Long-Term Tax-Free Bond Fund

[ ] Schwab California Short/Intermediate Tax-Free Bond Fund

[ ] Schwab Long-Term Tax-Free Fund

[ ] Schwab Short/Intermediate Tax-Free Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


(C) 1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF4269 (10/96) CRS 10552

CharlesSchwab


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB BOND FUND:

1.  Fill out the Schwab investment coupon completely,    This envelope must
    including your name, account number, amount of       be preceded or
    your check and signature. Please use one coupon      accompanied by a
    for each account.                                    current Schwab Bond
                                                         Fund prospectus. The
2.  Make your check payable to CHARLES SCHWAB & CO.,     principal value and
    INC., and enclose your check with the completed      investment returns will
    coupon in this postage-paid envelope.                fluctuate so that an
                                                         investor's shares, when
3.  Then just drop your Schwab Bond Fund investment      redeemed, may be worth
    envelope in the mail today--and start putting your   more or less than their
    money to work! If you have any questions, don't      original cost.
    hesitate to call your local Schwab office or 1-800-2 NO LOAD.

Attn: Dept. AIP 333-4
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7778
                SAN FRANCISCO CA 94120-9419

     Table of Contents

     PERFORMANCE ..................................................     2

     DIVIDEND PAYMENT .............................................     6

     FUND INVESTMENTS SUMMARY .....................................     7

     PORTFOLIO MANAGEMENT TEAM ....................................     8

     MARKET OVERVIEW ..............................................     9

     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ...................    15

     FINANCIAL STATEMENTS AND NOTES ...............................    18

We are pleased to report to you on the performance of the Schwab Short/Intermediate Government Bond Fund and the Schwab Long-Term Government Bond Fund (the "Funds") for the six-month period ended February 28, 1997. During the period, both Funds continued to achieve their primary objectives by providing a relatively steady stream of monthly income, consistent with capital preservation. Each Fund's individual performance is reviewed in detail in the following pages.

PERFORMANCE

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND

Yield and Total Return as of February 28, 1997
(Fund Inception 11/5/91)

                                                          Average Annual
      30-Day       6-Month        1-Year       5-Year      Total Return
     SEC Yield  Total Return   Total Return Total Return  Since Inception
     --------------------------------------------------------------------
       5.77%        3.54%          4.53%        5.52%          5.65%
     --------------------------------------------------------------------

As of 12/31/96, the 30-day SEC yield and six-month, one-year, five-year and since inception average annual total returns for the Fund were 5.70%, 3.37%, 4.01%, 5.10% and 5.70%, respectively.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.49%. This guarantee may be discontinued at any time. Without fee waivers and guarantees, for the period ended 2/28/97, the Fund's 30-day SEC yield and six-month, one-year, five-year and since inception average annual total returns would have been 5.43%, 3.36%, 4.18%, 5.22% and 5.30%, respectively. For the period ended 12/31/96, the Fund's 30-day SEC yield and six-month, one-year, five-year and since inception average annual total returns, without fee waivers and guarantees, would have been 5.36%, 3.19%, 3.67%, 4.78% and 5.36%, respectively.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
              $10,000 INVESTMENT IN THE SCHWAB SHORT/INTERMEDIATE
                      GOVERNMENT BOND FUND AND THE LEHMAN
               MUTUAL FUND SHORT (1-3 YEAR) U.S. GOVERNMENT INDEX


                         AVERAGE ANNUAL TOTAL RETURNS
                          THROUGH FEBRUARY 28, 1997

                ONE YEAR       FIVE YEAR      SINCE INCEPTION
                  4.53%          5.52%            5.65%

                                  [LINE GRAPH]


              11/5/91  11/30/91  12/30/91   1/30/92   2/29/92   3/31/92   4/30/92   5/31/92   6/30/92   7/31/92   8/31/92   9/30/92
  Index      $ 10,000    10,059    10,212    10,199    10,229    10,226    10,319    10,415    10,521    10,642    10,728    10,829
  Fund       $ 10,000    10,117    10,381    10,241    10,240    10,190    10,282    10,440    10,595    10,794    10,898    11,053

             10/31/92  11/30/92  12/31/92   1/31/93   2/28/93   3/31/93   4/30/93   5/31/93   6/30/93   7/31/93   8/31/93   9/30/93
  Index      $ 10,767    10,751    10,851    10,965    11,052    11,087    11,154    11,128    11,211    11,236    11,329    11,365
  Fund       $ 10,924    10,868    11,012    11,202    11,355    11,395    11,499    11,462    11,622    11,661    11,823    11,851

             10/31/93  11/30/93  12/31/93   1/31/94   2/28/94   3/31/94   4/30/94   5/31/94   6/30/94   7/31/94   8/31/94   9/30/94
  Index      $ 11,390    11,392    11,438    11,509    11,439    11,380    11,337    11,353    11,381    11,484    11,522    11,495
  Fund       $ 11,892    11,819    11,873    11,973    11,780    11,628    11,527    11,485    11,500    11,599    11,628    11,585

             10/31/94  11/30/94  12/31/94   1/31/95   2/28/95   3/31/95   4/30/95   5/31/95   6/30/95   7/31/95   8/31/95   9/30/95
  Index      $ 11,522    11,473    11,495    11,654    11,815    11,883    11,989    12,197    12,263    12,314    12,388    12,449
  Fund       $ 11,593    11,528    11,540    11,697    11,852    11,919    12,018    12,232    12,281    12,308    12,396    12,470

             10/31/95  11/30/95  12/31/95   1/31/96   2/29/96   3/31/96   4/30/96   5/31/96   6/30/96   7/31/96   8/31/96   9/30/96
  Index      $ 12,552    12,659    12,754    12,862    12,812    12,803    12,816    12,844    12,938    12,988    13,036    13,155
  Fund       $ 12,572    12,696    12,799    12,900    12,817    12,778    12,776    12,777    12,878    12,917    12,940    13,072

             10/31/96  11/30/96  12/31/96   1/31/97   2/28/97
  Index      $ 13,304    13,402    13,405    13,469    13,501
  Fund       $ 13,235    13,368    13,311    13,378    13,397


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical $10,000 investment in the Schwab Short/Intermediate Government Bond Fund since inception with a hypothetical investment in the Lehman Mutual Fund Short (1-3 Year) U.S. Government Index. The Index is unmanaged and assumes reinvestment of all dividends, and, unlike the Fund, does not reflect the payment of advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly. Fund total return assumes the reinvestment of all dividends and capital gain distributions, if any. The investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49%. This guarantee may be discontinued at any time. Without fee waivers and guarantees, the Fund's total return would have been lower.

SCHWAB LONG-TERM GOVERNMENT BOND FUND

Yield and Total Return as of February 28, 1997
(Fund Inception 3/5/93)

                                                          Average Annual
         30-Day            6-Month          1-Year         Total Return
        SEC Yield       Total Return     Total Return     Since Inception
     --------------------------------------------------------------------
          6.77%             6.14%            3.99%             5.87%
     --------------------------------------------------------------------

As of 12/31/96, the 30-day SEC yield and six-month, one-year and since inception average annual total returns for the Fund were 6.96%, 5.40%, 1.06% and 6.06%, respectively.


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.30%. This guarantee may be discontinued at any time. Without this waiver, for the period ended 2/28/97, the Fund's 30-day SEC yield and six-month, one-year, and since inception average annual total returns would have been 5.95%, 5.59%, 2.80% and 3.32%, respectively. For the period ended 12/31/96, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns, without fee waivers and guarantees, would have been 5.82%, 4.70%, -0.13% and 3.44%, respectively.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                   $10,000 INVESTMENT IN THE SCHWAB LONG-TERM
                      GOVERNMENT BOND FUND AND THE LEHMAN
                   MUTUAL FUND GENERAL U.S. GOVERNMENT INDEX

                                  [LINE GRAPH]



           3/31/93  4/30/93  5/31/93  6/30/93  7/31/93  8/31/93  9/30/93  10/31/93  11/30/93  12/31/93  1/31/94  2/28/94
Index      $10,000  $10,077  $10,066  $10,289  $10,352  $10,583  $10,623  $10,664   $10,546   $10,587   $10,732  $10,505
Fund       $10,000  $ 9,890  $ 9,927  $10,314  $10,441  $10,863  $10,901  $10,952   $10,688   $10,738   $10,938  $10,544

           3/31/94  4/30/94  5/31/94  6/30/94  7/31/94  8/31/94  9/30/94  10/31/94  11/30/94  12/31/94  1/31/95  2/28/95
Index      $10,269  $10,187  $10,174  $10,151  $10,338  $10,340  $10,194  $10,187   $10,168   $10,230   $10,421  $10,645
Fund       $10,220  $10,112  $10,060  $10,027  $10,239  $10,233  $10,005  $10,036   $10,031   $10,122   $10,347  $10,648


           3/31/95  4/30/95  5/31/95  6/30/95  7/31/95  8/31/95  9/30/95  10/31/95  11/30/95  12/31/95  1/31/96  2/29/96
Index      $10,712  $10,852  $11,289  $11,376  $11,334  $11,467  $11,577  $11,753   $11,936   $12,106   $12,180  $11,931
Fund       $10,718  $10,887  $11,429  $11,445  $11,348  $11,566  $11,711  $11,931   $12,173   $12,395   $12,438  $12,075

           3/31/96  4/30/96  5/31/96  6/30/96  7/31/96  8/31/96  9/30/96  10/31/96  11/30/96  12/31/96  1/31/97  2/28/97
Index      $11,832  $11,756  $11,736  $11,888  $11,918  $11,891  $12,089  $12,355   $12,570   $12,441   $12,455  $12,473
Fund       $11,934  $11,766  $11,722  $11,885  $11,890  $11,830  $12,112  $12,451   $12,763   $12,537   $12,533  $12,556


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical $10,000 investment in the Schwab Long-Term Government Bond Fund since inception with a hypothetical investment in the Lehman Mutual Fund General U.S. Government Index. The Index is unmanaged and assumes reinvestment of all dividends, and, unlike the Fund, does not reflect the payment of advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly. Fund total return assumes the reinvestment of all dividends and capital gain distributions, if any. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.30%. This guarantee may be discontinued at any time. Without fee waivers and guarantees, the Fund's total return would have been lower.

ANNUAL DIVIDEND PAYMENT AS OF FISCAL
YEAR-END FROM EACH FUND'S INCEPTION DATE

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND

---------------------------------------------------------------------------------
                                                                   6-month
                   1991*   1992    1993  1994    1995    1996    Reporting Period
---------------------------------------------------------------------------------
Income Dividends  $0.10  $ 0.60  $ 0.37  $ 0.54  $ 0.59  $ 0.59     $ 0.30
---------------------------------------------------------------------------------
Capital Gains        --    0.03      --    0.12      --      --         --
---------------------------------------------------------------------------------

*Commencement of operations November 5, 1991.


SCHWAB LONG-TERM GOVERNMENT BOND FUND

--------------------------------------------------------------------------------
                                                              6-month
                   1993*     1994      1995       1996   Reporting Period
--------------------------------------------------------------------------------
Income Dividends  $ 0.31    $ 0.60    $ 0.69     $ 0.65       $ 0.33
--------------------------------------------------------------------------------
Capital Gains         --        --        --         --           --
--------------------------------------------------------------------------------

*Commencement of operations March 5, 1993.


FUND INVESTMENTS

The investment portfolios of both Funds consist of a mix of bonds issued or guaranteed by the U.S. government, its agencies and instrumentalities. More detailed information on each Fund's investments, as of February 28, 1997, can be found in the Schedule of Investments section of this report, which follows the Question and Answer section. This information is not necessarily indicative of the Funds' future holdings.

SCHWAB SHORT/INTERMEDIATE GOVERNMENT
BOND FUND COMPOSITION


                                  [PIE CHART]

Cash Equivalents                         3.7%
Agency Obligations                      41.0%
U.S. Treasury Obligations               42.6%
Collateralized Mortgage Obligations     12.7%



SCHWAB LONG-TERM GOVERNMENT
BOND FUND COMPOSITION

                                  [PIE CHART]

Cash Equivalents                         2.5%
Agency Obligations                      70.4%
U.S. Treasury Obligations               27.1%

PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.


ANDREA REGAN - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of each Fund's portfolio. Andrea joined CSIM in January 1991 and currently manages approximately $3 billion in assets. Prior to joining CSIM, Andrea was Vice President and Manager of Trading for Merus Capital Management, the investment management division of the Bank of California.

The following market overviews and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                                  [BAR GRAPH]

                       Real
                        GDP
                       -----
Q1 1990                 4.1%
Q2 1990                 1.3%
Q3 1990                -1.9%
Q4 1990                -4.1%
Q1 1991                -2.2%
Q2 1991                 1.7%
Q3 1991                 1.0%
Q4 1991                 1.0%
Q1 1992                 4.7%
Q2 1992                 2.5%
Q3 1992                 3.0%
Q4 1992                 4.3%
Q1 1993                -0.1%
Q2 1993                 1.9%
Q3 1993                 2.3%
Q4 1993                 4.8%
Q1 1994                 2.5%
Q2 1994                 4.9%
Q3 1994                 3.5%
Q4 1994                 3.0%
Q1 1995                 0.4%
Q2 1995                 0.7%
Q3 1995                 3.8%
Q4 1995                 0.3%
Q1 1996                 2.0%
Q2 1996                 4.7%
Q3 1996                 2.1%
Q4 1996                 3.9%



- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 2.1% and 3.9% for the third and fourth quarters, and 3.2% for the full year (1996).

- The particularly strong second and fourth quarter in 1996 growth rates of 4.7% and 3.9%, respectively, resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

                                  [LINE GRAPH]

                             U.S. UNEMPLOYMENT RATE

            Unemployment
               Rate
            ------------
Jan-90          5.3%
Feb-90          5.3%
Mar-90          5.2%
Apr-90          5.4%
May-90          5.3%
Jun-90          5.1%
Jul-90          5.4%
Aug-90          5.6%
Sep-90          5.7%
Oct-90          5.8%
Nov-90          6.0%
Dec-90          6.2%
Jan-91          6.3%
Feb-91          6.5%
Mar-91          6.8%
Apr-91          6.6%
May-91          6.8%
Jun-91          6.8%
Jul-91          6.7%
Aug-91          6.8%
Sep-91          6.8%
Oct-91          6.9%
Nov-91          6.9%
Dec-91          7.1%
Jan-92          7.1%
Feb-92          7.3%
Mar-92          7.3%
Apr-92          7.3%
May-92          7.4%
Jun-92          7.7%
Jul-92          7.6%
Aug-92          7.6%
Sep-92          7.5%
Oct-92          7.4%
Nov-92          7.3%
Dec-92          7.3%
Jan-93          7.1%
Feb-93          7.0%
Mar-93          7.0%
Apr-93          7.0%
May-93          6.9%
Jun-93          6.9%
Jul-93          6.8%
Aug-93          6.7%
Sep-93          6.7%
Oct-93          6.7%
Nov-93          6.5%
Dec-93          6.4%
Jan-94          6.7%
Feb-94          6.6%
Mar-94          6.5%
Apr-94          6.4%
May-94          6.0%
Jun-94          6.0%
Jul-94          6.1%
Aug-94          6.1%
Sep-94          5.9%
Oct-94          5.6%
Nov-94          5.6%
Dec-94          5.4%
Jan-95          5.6%
Feb-95          5.4%
Mar-95          5.8%
Apr-95          5.7%
May-95          5.7%
Jun-95          5.6%
Jul-95          5.7%
Aug-95          5.3%
Sep-95          5.6%
Oct-95          5.5%
Nov-95          5.6%
Dec-95          5.6%
Jan-96          5.8%
Feb-96          5.5%
Mar-96          5.6%
Apr-96          5.4%
May-96          5.6%
Jun-96          5.3%
Jul-96          5.4%
Aug-96          5.1%
Sep-96          5.2%
Oct-96          5.2%
Nov-96          5.3%
Dec-96          5.3%
Jan-97          5.4%
Feb-97          5.3%

- Although trending up during the second half of the year, the unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                  [BAR GRAPH]



               Monthly         Quarterly     Employment       Employment
           Consumer Price   Employment Cost  Cost Index -   Cost Index - 4       Employment Cost
            Index - YOY%     Index - YOY%     Quarterly     quarter rolling      Index % Change
               Change           Change       (annualized)       average                (SA)         Index (1/90=0)
           --------------   ---------------  ------------   ---------------      ---------------    --------------

Jan-90          5.2%            5.3%            5.3%            5.1%                  1.3%              1.065
Feb-90          5.3%            5.3%            5.3%            5.1%                  1.3%              1.065
Mar-90          5.2%            5.3%            5.3%            5.1%                  1.3%              1.065
Apr-90          4.7%            5.4%            5.3%            5.3%                  1.3%              1.078
May-90          4.4%            5.4%            5.3%            5.3%                  1.3%              1.078
Jun-90          4.7%            5.4%            5.3%            5.3%                  1.3%              1.078
Jul-90          4.8%            5.1%            4.5%            5.4%                  1.1%              1.090
Aug-90          5.6%            5.1%            4.5%            5.4%                  1.1%              1.090
Sep-90          6.2%            5.1%            4.5%            5.4%                  1.1%              1.090
Oct-90          6.3%            4.8%            4.1%            5.1%                  1.0%              1.101
Nov-90          6.3%            4.8%            4.1%            5.1%                  1.0%              1.101
Dec-90          6.1%            4.8%            4.1%            5.1%                  1.0%              1.101
Jan-91          5.7%            4.6%            4.5%            4.8%                  1.1%              1.113
Feb-91          5.3%            4.6%            4.5%            4.8%                  1.1%              1.113
Mar-91          4.9%            4.6%            4.5%            4.8%                  1.1%              1.113
Apr-91          4.9%            4.5%            4.9%            4.6%                  1.2%              1.127
May-91          5.0%            4.5%            4.9%            4.6%                  1.2%              1.127
Jun-91          4.7%            4.5%            4.9%            4.6%                  1.2%              1.127
Jul-91          4.4%            4.3%            3.6%            4.5%                  0.9%              1.137
Aug-91          3.8%            4.3%            3.6%            4.5%                  0.9%              1.137
Sep-91          3.4%            4.3%            3.6%            4.5%                  0.9%              1.137
Oct-91          2.9%            4.2%            3.6%            4.3%                  0.9%              1.147
Nov-91          3.0%            4.2%            3.6%            4.3%                  0.9%              1.147
Dec-91          3.1%            4.2%            3.6%            4.3%                  0.9%              1.147
Jan-92          2.6%            4.1%            4.1%            4.2%                  1.0%              1.159
Feb-92          2.8%            4.1%            4.1%            4.2%                  1.0%              1.159
Mar-92          3.2%            4.1%            4.1%            4.2%                  1.0%              1.159
Apr-92          3.2%            3.5%            2.8%            4.1%                  0.7%              1.167
May-92          3.0%            3.5%            2.8%            4.1%                  0.7%              1.167
Jun-92          3.1%            3.5%            2.8%            4.1%                  0.7%              1.167
Jul-92          3.2%            3.4%            3.2%            3.5%                  0.8%              1.176
Aug-92          3.1%            3.4%            3.2%            3.5%                  0.8%              1.176
Sep-92          3.0%            3.4%            3.2%            3.5%                  0.8%              1.176
Oct-92          3.2%            3.5%            4.1%            3.4%                  1.0%              1.188
Nov-92          3.0%            3.5%            4.1%            3.4%                  1.0%              1.188
Dec-92          2.9%            3.5%            4.1%            3.4%                  1.0%              1.188
Jan-93          3.3%            3.4%            3.6%            3.5%                  0.9%              1.198
Feb-93          3.2%            3.4%            3.6%            3.5%                  0.9%              1.198
Mar-93          3.1%            3.4%            3.6%            3.5%                  0.9%              1.198
Apr-93          3.2%            3.6%            3.6%            3.4%                  0.9%              1.209
May-93          3.2%            3.6%            3.6%            3.4%                  0.9%              1.209
Jun-93          3.0%            3.6%            3.6%            3.4%                  0.9%              1.209
Jul-93          2.8%            3.6%            3.2%            3.6%                  0.8%              1.219
Aug-93          2.8%            3.6%            3.2%            3.6%                  0.8%              1.219
Sep-93          2.7%            3.6%            3.2%            3.6%                  0.8%              1.219
Oct-93          2.8%            3.4%            3.2%            3.6%                  0.8%              1.229
Nov-93          2.7%            3.4%            3.2%            3.6%                  0.8%              1.229
Dec-93          2.7%            3.4%            3.2%            3.6%                  0.8%              1.229
Jan-94          2.5%            3.2%            2.8%            3.4%                  0.7%              1.237
Feb-94          2.5%            3.2%            2.8%            3.4%                  0.7%              1.237
Mar-94          2.5%            3.2%            2.8%            3.4%                  0.7%              1.237
Apr-94          2.4%            3.1%            3.2%            3.2%                  0.8%              1.247
May-94          2.3%            3.1%            3.2%            3.2%                  0.8%              1.247
Jun-94          2.5%            3.1%            3.2%            3.2%                  0.8%              1.247
Jul-94          2.8%            3.1%            3.2%            3.1%                  0.8%              1.257
Aug-94          2.9%            3.1%            3.2%            3.1%                  0.8%              1.257
Sep-94          3.0%            3.1%            3.2%            3.1%                  0.8%              1.257
Oct-94          2.6%            3.0%            2.8%            3.1%                  0.7%              1.266
Nov-94          2.7%            3.0%            2.8%            3.1%                  0.7%              1.266
Dec-94          2.7%            3.0%            2.8%            3.1%                  0.7%              1.266
Jan-95          2.8%            3.0%            2.8%            3.0%                  0.7%              1.275
Feb-95          2.9%            3.0%            2.8%            3.0%                  0.7%              1.275
Mar-95          2.9%            3.0%            2.8%            3.0%                  0.7%              1.275
Apr-95          3.1%            3.0%            3.2%            3.0%                  0.8%              1.285
May-95          3.2%            3.0%            3.2%            3.0%                  0.8%              1.285
Jun-95          3.0%            3.0%            3.2%            3.0%                  0.8%              1.285
Jul-95          2.8%            2.8%            2.4%            3.0%                  0.6%              1.293
Aug-95          2.6%            2.8%            2.4%            3.0%                  0.6%              1.293
Sep-95          2.5%            2.8%            2.4%            3.0%                  0.6%              1.293
Oct-95          2.8%            2.8%            2.8%            2.8%                  0.7%              1.302
Nov-95          2.6%            2.8%            2.8%            2.8%                  0.7%              1.302
Dec-95          2.5%            2.8%            2.8%            2.8%                  0.7%              1.302
Jan-96          2.7%            2.9%            3.2%            2.8%                  0.8%              1.312
Feb-96          2.7%            2.9%            3.2%            2.8%                  0.8%              1.312
Mar-96          2.8%            2.9%            3.2%            2.8%                  0.8%              1.312
Apr-96          2.9%            2.9%            3.2%            2.9%                  0.8%              1.323
May-96          2.9%            2.9%            3.2%            2.9%                  0.8%              1.323
Jun-96          2.8%            2.9%            3.2%            2.9%                  0.8%              1.323
Jul-96          3.0%            2.9%            2.4%            2.9%                  0.6%              1.331
Aug-96          2.9%            2.9%            2.4%            2.9%                  0.6%              1.331
Sep-96          3.0%            2.9%            2.4%            2.9%                  0.6%              1.331
Oct-96          3.0%            3.0%            3.2%            2.9%                  0.8%              1.341
Nov-96          3.3%            3.0%            3.2%            2.9%                  0.8%              1.341
Dec-96          3.3%            3.0%            3.2%            2.9%                  0.8%              1.341
Jan-97          3.0%            2.2%            0.0%            3.0%                                    1.341
Feb-97          3.0%            2.2%            0.0%            3.0%                                    1.341
                                                                                                        1.341

Source: Bloomberg L.P.

- Although trending slightly upward, both Employment Cost and CPI remained relatively stable during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Fed has indicated its belief that the economy remains in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Fed did take action in March by increasing the Fed Funds Rate by 0.25%.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED

                                  [LINE GRAPH]



                        Monthly Total Return
            -------------------------------------------
                                               Lehman
                                                 MF
                       Schwab     Schwab      General
                      Small Cap   Int'l       US Govt.
           S&P 500     Index      Index        Index
           -------    ---------   ------     ---------

  Sep-96    5.62%       3.68%      2.94%        1.66%
  Oct-96    2.76%      -1.71%     -0.34%        2.20%
  Nov-96    7.56%       3.98%      4.64%        1.74%
  Dec-96   -1.98%       1.86%     -0.88%       -1.02%
  Jan-97    6.24%       2.36%     -3.32%        0.11%
  Feb-97    0.79%      -2.44%      1.67%        0.14%



                        Growth of a $ Investment
              -------------------------------------------
                                                 Lehman
                                                   MF
                            Schwab     Schwab    General
                          Small Cap    Int'l     US Govt.
              S&P 500       Index      Index      Index
              -------     ---------    ------    --------
              $1.000       $1.000     $1.000      $1.000
    Sep-96    $1.056       $1.037     $1.029      $1.017
    Oct-96    $1.085       $1.019     $1.026      $1.039
    Nov-96    $1.167       $1.060     $1.074      $1.057
    Dec-96    $1.144       $1.079     $1.064      $1.046
    Jan-97    $1.216       $1.105     $1.029      $1.047
    Feb-97    $1.225       $1.078     $1.046      $1.049






- Large cap domestic stocks, as represented by the S&P 500, were clearly the strongest performing asset class, achieving a 22.5% return during the six-month reporting period.

- Although positive, domestic small cap stock (as represented by the Schwab Small-Cap Index) and international stock total returns (as represented by the Schwab International Index) both lagged the S&P 500 with six month returns of 7.8% and 4.6%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Mutual Fund General U.S. Government Index) was 4.9%.

                          S&P 500 PRICE EARNINGS RATIO

                                  [LINE GRAPH]

          S&P 500
           Price
          Earnings
           Ratio
          --------
Jan-90     14.37
Feb-90     14.21
Mar-90     14.77
Apr-90     14.82
May-90     15.84
Jun-90     16.66
Jul-90     16.65
Aug-90     15.57
Sep-90     14.90
Oct-90     14.36
Nov-90     14.59
Dec-90     15.19
Jan-91     14.95
Feb-91     16.82
Mar-91     17.48
Apr-91     17.85
May-91     17.92
Jun-91     17.96
Jul-91     18.07
Aug-91     19.72
Sep-91     19.88
Oct-91     19.92
Nov-91     21.02
Dec-91     21.85
Jan-92     23.35
Feb-92     23.83
Mar-92     25.45
Apr-92     25.51
May-92     25.71
Jun-92     25.08
Jul-92     25.61
Aug-92     25.50
Sep-92     24.37
Oct-92     23.94
Nov-92     24.08
Dec-92     24.01
Jan-93     24.20
Feb-93     24.25
Mar-93     24.22
Apr-93     23.20
May-93     23.21
Jun-93     22.58
Jul-93     22.52
Aug-93     23.02
Sep-93     23.74
Oct-93     23.97
Nov-93     22.55
Dec-93     23.55
Jan-94     22.98
Feb-94     21.17
Mar-94     20.34
Apr-94     20.10
May-94     20.16
Jun-94     19.76
Jul-94     18.64
Aug-94     18.90
Sep-94     18.26
Oct-94     17.55
Nov-94     16.58
Dec-94     16.98
Jan-95     16.23
Feb-95     16.20
Mar-95     16.50
Apr-95     16.02
May-95     16.43
Jun-95     16.82
Jul-95     16.55
Aug-95     16.18
Sep-95     16.86
Oct-95     16.18
Nov-95     17.14
Dec-95     17.41
Jan-96     18.11
Feb-96     18.56
Mar-96     18.94
Apr-96     19.16
May-96     19.48
Jun-96     19.30
Jul-96     18.31
Aug-96     18.62
Sep-96     19.75
Oct-96     19.60
Nov-96     21.05
Dec-96     20.70
Jan-97     20.55
Feb-97     20.98

- The price earnings ratio for the S&P 500 was 21 at the close of the reporting period, well above its 30-year mean of 15, but below its 1992 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

                    30-YEAR AND 5-YEAR TREASURY BOND YIELDS

                                  [LINE GRAPH]


                 Thirty
                  Year           Five Year
                Treasury         Treasury
                  Bond             Bond
                 Yield            Yield
                --------         --------
  9/9/96          7.11%            6.70%
 9/13/96          6.95%            6.47%
 9/20/96          7.04%            6.62%
 9/27/96          6.91%            6.44%
 10/4/96          6.74%            6.21%
10/11/96          6.85%            6.28%
10/18/96          6.80%            6.25%
10/25/96          6.82%            6.26%
 11/1/96          6.68%            6.11%
 11/8/96          6.51%            6.03%
11/15/96          6.46%            5.96%
11/22/96          6.44%            5.93%
11/29/96          6.35%            5.83%
 12/6/96          6.51%            5.99%
12/13/96          6.57%            6.05%
12/20/96          6.61%            6.14%
12/27/96          6.56%            6.08%
  1/3/97          6.73%            6.27%
 1/10/97          6.85%            6.38%
 1/17/97          6.82%            6.31%
 1/24/97          6.89%            6.39%
 1/31/97          6.79%            6.25%
  2/7/97          6.70%            6.15%
 2/14/97          6.52%            6.06%
 2/21/97          6.64%            6.16%
 2/28/97          6.80%            6.39%




---- 30-Year Treasury Bond Yield  ---- 5-Year Treasury Bond Yield

Source: Bloomberg L.P.

- Yields remained in a somewhat narrow range during the six-month reporting period. The first three months were characterized by weaker economic data. Lower interest rates prompted renewed refinancing activity and consumer spending, resulting in better employment growth which lead to higher rates during the second half of the period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. SINCE THE STOCK MARKET HAS ACHIEVED RECORD HIGHS, IS IT TIME TO THINK ABOUT CHANGING MY ASSET ALLOCATION PLAN?

A. Whenever there has been a significant divergence in returns between asset classes, it is often a good time to review your portfolio asset allocation. For example, for the three year period ended 12/31/96, total returns on large-cap domestic stocks far exceeded domestic bond returns. The Schwab 1000 Fund(R) and the Schwab Long-Term Government Bond Fund experienced three year total returns of 75.4% and 20.2%, respectively.(1) As shown in the hypothetical example below, if an investor had a portfolio with an asset allocation of 60% stocks and 40% bonds (investing in just these two funds) at the beginning of the period, and reinvested all fund distributions, the asset allocation mix would have shifted to 69% stocks and 31% bonds by the end of the period -- a significant shift from the investor's intended strategy.


                          12/31/93 Portfolio   Three Year  12/31/96 Portfolio
                          ------------------               ------------------
                          Value   Allocation     Growth     Value  Allocation
                          ---------------------------------------------------

 Schwab 1000 Fund        $ 6,000       60%         $4,524    $10,524      69%

 Schwab Long-Term
 Government Bond Fund    $ 4,000       40%         $  808    $ 4,808      31%

 Total Portfolio Value   $10,000      100%         $5,332    $15,332     100%


Rather than trying to time markets, we feel that investors should focus on their own risk profiles and income needs to determine the most appropriate level of bonds in their portfolios. In addition to providing income, bonds have performance characteristics which may make them an attractive element of a well diversified investment portfolio. Since bond returns have historically not been well correlated with stock returns,(2) combining bonds in a portfolio with stocks can be an effective tool to reduce total portfolio volatility.

1 Total return assumes reinvestment of all dividends and capital gain distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Manager and Schwab waived a portion of both Funds' fees during the period. Without the waiver, each Fund's total return would have been lower.

2 Source: Symphony Asset Management. For the 20 year period ended 12/31/96, the correlation of large-cap stock returns and government bond returns has been 0.37.

Q. HOW WERE THE FUNDS MANAGED DURING THE REPORTING PERIOD? WERE ANY CHANGES MADE TO THE PORTFOLIO?

A. SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND: The weighted average maturity of the Fund was extended slightly during the six-month reporting period. In early 1996, we shortened the Fund's maturity because economic signals indicated that we were headed for stronger economic growth and higher interest rates. By August of 1996, our assessment of the bond market was that there were significantly lower risks of rising bond yields (and therefore falling bond prices) so we began to moderately extend the maturity of the fund, thereby moderately increasing the Fund's yield. The Fund's weighted average maturity at the end of the period was 2.9 years, up from 2.5 years at the beginning of the period.

SCHWAB LONG-TERM GOVERNMENT BOND FUND: In contrast to the Schwab Short/Intermediate Government Bond Fund, we maintained the Fund's average maturity at the shorter end of the allowable limit (10 years) over the period. The interest rate movements over the course of the reporting period were quick and volatile, primarily impacting the long end of the market. By adding yield as a result of increasing the Fund's exposure to U.S. Government agency securities and maintaining a relatively short maturity, we felt the Fund would be better protected against the short run price volatility that we experienced during this reporting period. The Fund's weighted average maturity at the end of the period was 10.8 years, down slightly from 11.7 years at the beginning of the period.

In both Funds, we continue to execute a cautious strategy, carefully watching economic indicators and monitoring Federal Reserve Bank communications regarding its target level for short term interest rates.

Q.  IS MY INVESTMENT GUARANTEED BY THE FEDERAL GOVERNMENT?

A. No. As shown in the pie charts on page 7, each Fund invests primarily in securities issued or guaranteed by the U.S. Government (U.S. Treasury obligations) or its agencies (such as the Federal National Mortgage Association). U.S. Treasury securities are backed by the full faith and credit of the U.S. Government. Although the credit risk is considered to be negligible, there are no explicit or implicit federal guarantees of most of the securities issued by the federally sponsored agencies.

Having said this, government bond funds are subject to the same type of net asset value fluctuation resulting from interest rate changes that corporate or municipal bond funds are. Rising interest rates will cause bond values to fall, with longer maturity funds experiencing the most significant declines. Although government bond fund shareholders are substantially protected from credit-related losses, they have no guarantees to protect them from these interest rate related losses.

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY
(Unaudited)

                                  ASSET CHANGE

    Total
 Net Assets           Total           Percentage
    as of           Net Assets        Change Over
   2/28/97        as of 8/31/96        Reporting
   (000s)             (000s)            Period
--------------------------------------------------
  $ 130,714          $134,019               (2%)
--------------------------------------------------

                 AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1997

                               Value         % of          % of
Maturity Schedule              (000s)      Portfolio     Portfolio
------------------------------------------------------------------
                                                          (cum.)
1  -  6 Months...             $ 13,759        10.6%         10.6%
7  - 36 Months...               53,016        41.0          51.6
37 - 60 Months...               62,596        48.4         100.0%
                                             -----
                              --------
                              $129,371       100.0%
                                             -----
                              --------
                                             -----
                              --------
                             Average Weighted Maturity--2.87 Years

SCHWAB LONG-TERM GOVERNMENT BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY
(Unaudited)

                                  ASSET CHANGE

    Total              Total           Percentage
 Net Assets         Net Assets         Change Over
as of 2/28/97      as of 8/31/96        Reporting
   (000s)             (000s)             Period
---------------------------------------------------
 $21,662            $22,761             (5%)
---------------------------------------------------

                 AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1997

                       Value        % of          % of
Maturity Schedule     (000s)      Portfolio     Portfolio
---------------------------------------------------------
                                                 (cum.)
   0 -  1 Year        $   540          2.5%          2.5%
   2 - 10 Years        16,325         76.7          79.2
  11 - 20 Years         3,903         18.4          97.6
  21 - 30 Years           512          2.4         100.0%
                      -------       ------
                      $21,280       100.0%
                      =======       ======

                   Average Weighted Maturity--10.85 Years

SCHWAB SHORT/INTERMEDIATE GOVERNMENT BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                              Par        Value
                                                            -------     --------
U.S. TREASURY OBLIGATIONS--42.6%(a)
U.S. Treasury Notes
  5.63%, 08/31/97                                           $ 4,000     $  4,001
  7.88%, 01/15/98                                             2,700        2,750
  7.25%, 02/15/98                                             5,000        5,068
  5.88%, 08/15/98                                             2,000        1,999
  6.88%, 07/31/99                                             3,000        3,047
  7.13%, 09/30/99                                             5,000        5,113
  5.88%, 11/15/99                                             5,000        4,962
  7.75%, 12/31/99                                             5,000        5,198
  5.88%, 06/30/00                                             3,000        2,966
  5.63%, 02/28/01                                             5,000        4,879
  6.63%, 06/30/01                                            10,000       10,098
  6.38%, 09/30/01                                             5,000        4,999
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,070)                            55,080
                                                                          ------

AGENCY OBLIGATIONS--41.0%(a)
Federal Home Loan Bank
  7.76%, 05/30/97                                             5,000        5,026
  7.28%, 02/24/98                                             6,340        6,427
  6.26%, 08/09/99                                             5,000        5,010
  6.70%, 04/23/01                                             5,000        4,989
Federal Home Loan Mortgage Corp.
  7.06%, 08/02/01                                             5,000        5,022
  8.40%, 11/30/01                                             2,500        2,563
Federal National Mortgage Assoc.
  6.50%, 01/27/00                                             5,000        5,006
  6.75%, 08/24/00                                             5,000        5,021
  6.45%, 03/26/01                                             5,000        4,958
  6.74%, 05/07/01                                             9,070        9,059
                                                                          ------
TOTAL AGENCY OBLIGATIONS (Cost $52,968)                                   53,081
                                                                          ------

------------------------------------------------------------------------------

                                                              Par        Value
                                                            -------     --------
CMO (PLANNED AMORTIZATION CLASS)--12.7%(a)(c)
Federal Home Loan Mortgage Corp. Series 1295 G
  7.50%, 05/15/99                                            $2,500     $  2,533
Federal Home Loan Mortgage Corp. Series 1449 E
  6.00%, 06/15/99                                             6,000        5,902
Federal National Mortgage Assoc. Series 1992-93 GB
  7.00%, 10/25/00                                             5,000        5,027
Federal National Mortgage Assoc. Series 1992-94 G
  7.00%, 04/25/00                                             3,000        3,016
                                                                          ------
TOTAL CMO (PLANNED AMORTIZATION CLASS) (Cost $16,351)                     16,478
                                                                          ------

CASH EQUIVALENTS--3.7%(b)
Provident Institutional Funds--Fed Funds Portfolio
  4.93%, 03/07/97                                             4,732        4,732
                                                                        --------
TOTAL CASH EQUIVALENTS (Cost $4,732)                                       4,732
                                                                        --------
TOTAL INVESTMENTS--100% (Cost $129,121)                                 $129,371
                                                                        ========

See accompanying Notes to Schedules of Investments.

SCHWAB LONG-TERM GOVERNMENT BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                               Par        Value
                                                              ------     -------
AGENCY OBLIGATIONS--70.4%(a)
Federal Farm Credit Bank
  8.06%, 01/04/05                                              $ 815      $  875
  6.27%, 01/26/16                                              1,000         906
Federal Home Loan Bank
  6.45%, 06/08/05                                              1,000         978
  6.43%, 09/19/05                                              1,000         976
Federal Home Loan Mortgage Corp.
  6.92%, 09/15/05                                              1,000         982
  7.53%, 08/07/06                                              2,000       2,024
  6.88%, 11/22/06                                              1,000         982
  8.57%, 10/26/09                                                500         517
Federal National Mortgage Assoc.
  8.50%, 02/01/05                                                500         525
  7.88%, 02/24/05                                              1,135       1,208
  6.35%, 06/10/05                                              1,000         972
  7.94%, 09/13/06                                              2,000       2,033
  7.03%, 10/25/06                                              2,000       1,987
                                                                          ------
TOTAL AGENCY OBLIGATIONS (Cost $14,975)                                   14,965
                                                                          ------

U.S. TREASURY OBLIGATIONS--27.1%(a)
U.S. Treasury Bonds
  7.25%, 05/15/16                                                800         831
  7.50%, 11/15/16                                              1,550       1,649
  7.13%, 02/15/23                                                500         512
U.S. Treasury Notes
  5.75%, 08/15/03                                                310         299
  7.25%, 08/15/04                                                250         261
  5.88%, 11/15/05                                                750         716
  7.00%, 07/15/06                                                500         514
  6.50%, 10/15/06                                              1,000         993
                                                                          ------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,688)                              5,775
                                                                          ------

------------------------------------------------------------------------------

                                                               Par        Value
                                                              ------     -------
CASH EQUIVALENTS--2.5%(b)
Provident Institutional Funds -- Fed Funds Portfolio
  4.93%, 03/07/97                                               $540      $  540
                                                                          ------
TOTAL CASH EQUIVALENTS (Cost $540)                                           540
                                                                          ------
TOTAL INVESTMENTS--100% (Cost $21,203)                                   $21,280
                                                                         =======

NOTES TO SCHEDULES OF INVESTMENTS

(a) Interest rates represent coupon rate of security.

(b) Interest rate represents the yield as of report date.

(c) Maturity dates represent average weighted maturities of the underlying mortgage obligations.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
February 28, 1997 (Unaudited)

                                                      Schwab           Schwab
                                                Short/Intermediate   Long-Term
                                                    Government       Government
                                                    Bond Fund        Bond Fund
                                                ------------------   ----------
ASSETS
Investments, at value
  (Cost: $129,121 and $21,203, respectively)         $129,371          $21,280
Interest receivable                                     1,404              372
Receivable from advisor                                    --                6
Receivable for Fund shares sold                           122               20
Deferred organization costs                                --               17
Prepaid expenses                                           10               23
Dividends receivable                                       12                1
                                                      -------           ------
    Total assets                                      130,919           21,719
                                                      -------           ------
LIABILITIES
Payable for:
  Dividends                                                65               12
  Fund shares redeemed                                     84                3
  Investment advisory and administration fee                9               --
  Other                                                    47               42
                                                     --------          -------
    Total liabilities                                     205               57
                                                     --------          -------
Net assets applicable to outstanding shares          $130,714          $21,662
                                                     ========          =======
NET ASSETS CONSIST OF:
  Paid-in-capital                                    $141,299          $21,865
  Overdistributed net investment income                   (31)              (9)
  Accumulated net realized loss on
    investments sold                                  (10,804)            (271)
  Net unrealized gain on investments                      250               77
                                                     --------          -------
                                                     $130,714          $21,662
                                                     ========          =======
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
    (unlimited shares authorized)                      13,467            2,252
  Net asset value, offering and
    redemption price per share                          $9.71            $9.62

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended February 28, 1997 (Unaudited)

                                                    Schwab           Schwab
                                              Short/Intermediate   Long-Term
                                                  Government       Government
                                                  Bond Fund        Bond Fund
                                              ------------------   ----------
Interest income                                     $4,318           $  740
                                                    ------           ------
Expenses:
  Investment advisory and administration fee           268               44
  Transfer agency and shareholder service
    fees                                               165               27
  Custodian fees                                        38                8
  Registration fees                                     31               18
  Professional fees                                     12               12
  Shareholder reports                                   20                3
  Trustees' fees                                         3                1
  Amortization of deferred organization
    costs                                                2                6
  Insurance and other expenses                           4                3
                                                    ------           ------
                                                       543              122
Less expenses reduced and absorbed (see Note
  4)                                                  (222)            (112)
                                                    ------           ------
    Total expenses incurred by Fund                    321               10
                                                    ------           ------
Net investment income                                3,997              730
                                                    ------           ------
Net realized gain (loss) on investments sold           (66)              27
Increase in net unrealized gain on
  investments                                          737              531
                                                    ------           ------
  Net gain on investments                              671              558
                                                    ------           ------
Increase in net assets resulting from
  operations                                        $4,668           $1,288
                                                    ======           ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                                     Schwab
                                                        Schwab                      Long-Term
                                                  Short/Intermediate               Government
                                                      Government                    Bond Fund
                                                      Bond Fund             -------------------------
                                              --------------------------    Six months
                                               Six months                      ended
                                                 ended           Year        February         Year
                                              February 28,      ended           28,          ended
                                                  1997        August 31,       1997        August 31,
                                              (Unaudited)        1996       (Unaudited)       1996
                                              ------------    ----------    -----------    ----------
Operations:
 Net investment income                          $  3,997       $  8,917       $   730       $  1,100
 Net realized gain (loss) on
   investments sold                                  (66)             7            27            (30)
 Increase (decrease) in net unrealized gain
   on investments                                    737         (2,489)          531           (887)
                                                --------       --------       -------       --------
 Increase in net assets resulting from
   operations                                      4,668          6,435         1,288            183
                                                --------       --------       -------       --------
Dividends to shareholders from net
 investment income                                (4,082)        (8,934)         (745)        (1,098)
                                                --------       --------       -------       --------
Capital share transactions:
 Proceeds from shares sold                        14,105         25,765         5,836         21,398
 Net asset value of shares issued in
   reinvestment of dividends                       3,163          6,945           504            741
 Less payments for shares redeemed               (21,159)       (53,383)       (7,982)       (11,412)
                                                --------       --------       -------       --------
 Increase (decrease) in net assets from
   capital share transactions                     (3,891)       (20,673)       (1,642)        10,727
                                                --------       --------       -------       --------
Total increase (decrease) in net assets           (3,305)       (23,172)       (1,099)         9,812
Net Assets:
 Beginning of period                             134,019        157,191        22,761         12,949
                                                --------       --------       -------       --------
 End of period (including (over)
   undistributed net investment income of
   ($31), $54, ($9) and $6, respectively)       $130,714       $134,019       $21,662       $ 22,761
                                                ========       ========       =======       ========
Number of Fund Shares:
 Sold                                              1,447          2,618           601          2,191
 Reinvested                                          324            707            52             77
 Redeemed                                         (2,169)        (5,428)         (827)        (1,163)
                                                --------       --------       -------       --------
 Net increase (decrease) in shares
   outstanding                                      (398)        (2,103)         (174)         1,105
Shares Outstanding:
 Beginning of period                              13,865         15,968         2,426          1,321
                                                --------       --------       -------       --------
 End of period                                    13,467         13,865         2,252          2,426
                                                ========       ========       =======       ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended February 28, 1997 (Unaudited)

1. DESCRIPTION OF THE FUNDS

The Schwab Short/Intermediate Government Bond Fund and Schwab Long-Term Government Bond Fund (the "Funds") are series of Schwab Investments (the "Trust"), a no load, open-end, management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Funds, the Trust also offers -- the Schwab 1000 Fund(R), Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the most recent bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities within 60 days or less of maturity are stated at amortized cost, which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and includes amortization of premium and accretion of discount on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Dividends to shareholders -- Each Fund declares a daily dividend, from its net investment income for that day, payable monthly. Distributions of net capital gains, of any, are recorded on ex-dividend date, payable annually on a calendar year basis.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At February 28, 1997, (for financial reporting and federal income tax purposes), net unrealized gain for the Schwab Short/Intermediate Government Bond Fund aggregated $250,000 of which $546,000 related to appreciated securities and $296,000 related to depreciated securities, and net unrealized gain for the Schwab Long-Term Government Bond Fund aggregated $77,000, of which $388,000 related to appreciated securities and $311,000 related to depreciated securities.

At August 31, 1996, the Schwab Short/Intermediate Government Bond Fund had unused capital loss carryforwards, for federal income tax purposes, of $8,355,000 and $2,216,000 respectively expiring August 31, 2003 and August 31, 2004, respectively. The Schwab Long-Term Government Bond Fund had unused capital loss carryforwards of $230,000 expiring August 31, 2003.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Funds each pay an annual fee, payable

------------------------------------------------------------------------------

monthly, of 0.41% of each Fund's average daily net assets. The Investment Manager has reduced a portion of its fee for the six months ended February 28, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the six months ended February 28, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended February 28, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $4,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets for each Fund. During the six months ended February 28, 1997, the total of such fees reduced and absorbed by the Investment Manager and Schwab were $65,000 and $157,000 for the Schwab Short/Intermediate Government Bond Fund, respectively, and $85,000 and $27,000 for the Schwab Long-Term Government Bond Fund, respectively (see Note 6).

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, during the six months ended February 28, 1997, were as follows (in thousands):

                                  Schwab                 Schwab
                            Short/Intermediate         Long-Term
                           Government Bond Fund   Government Bond Fund
                           --------------------   --------------------
Purchases                        $ 54,097                $6,010
Proceeds of sales and
  maturities                     $ 61,526                $7,035

------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                           Schwab Short/Intermediate Government Bond Fund
                                 -------------------------------------------------------------------------
                                  Six months                                        Eight        Year
                                    ended                                          months       ended
                                 February 28,                                       ended       December
                                     1997            Year ended August 31,         August 31,      31,
                                 (Unaudited)     1996        1995        1994         1993        1992
                                 ------------  --------    --------    --------    ----------  -----------
Net asset value at
 beginning of period               $   9.67    $   9.84    $   9.81    $  10.64     $  10.26     $  10.28
Income from investment
----------------------
 operations
 ----------
 Net investment income                 0.29        0.59        0.59        0.54         0.37         0.60
 Net realized and unrealized gain
   (loss) on investments               0.05       (0.17)       0.03       (0.71)        0.38         0.01
                                   --------    --------    --------    --------     --------     --------
 Total from investment
   operations                          0.34        0.42        0.62       (0.17)        0.75         0.61
Less distributions
------------------
 Dividends from net investment
   income                             (0.30)      (0.59)      (0.59)      (0.54)       (0.37)       (0.60)
 Distributions from realized gain
   on investments                        --          --          --       (0.12)          --        (0.03)
                                   --------    --------    --------    --------     --------     --------
   Total distributions                (0.30)      (0.59)      (0.59)      (0.66)       (0.37)       (0.63)
                                   --------    --------    --------    --------     --------     --------
Net asset value at end of period   $   9.71    $   9.67    $   9.84    $   9.81     $  10.64     $  10.26
                                   ========    ========    ========    ========     ========     ========
Total return (not annualized)          3.54%       4.39%       6.61%      (1.67)%       7.39%        6.08%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)   $130,714   $134,019    $157,191    $190,479     $273,973     $226,223
 Ratio of expenses to average
   net assets+                         0.49%*      0.49%       0.58%       0.60%        0.60%*       0.43%
 Ratio of net investment income
   to average net assets+              6.06%*      6.03%       6.11%       5.28%        5.28%*       5.78%
 Portfolio turnover rate                 38%         80%        203%         91%         107%         185%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average
   net assets                           0.82%*      0.80%     0.81%     0.81%      0.84%*       0.89%
 Ratio of net investment income
   to average net assets                5.72%*      5.72%     5.88%     5.07%      5.04%*       5.32%

* Annualized

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

6. FINANCIAL HIGHLIGHTS (continued)

                                                      Schwab Long-Term
                                                    Government Bond Fund
                                     --------------------------------------------------
                                      Six months
                                        ended                                  Period
                                     February 28,                              ended
                                         1997       Year ended August 31,    August 31,
                                     (Unaudited)    1996     1995     1994     1993**
                                     ------------  -------  -------  ------  ----------
Net asset value at
  beginning of period                  $   9.38    $  9.80  $  9.33  $10.53    $10.00
Income from investment
----------------------
  operations
  ----------
  Net investment income                    0.33       0.65     0.69    0.60      0.31
  Net realized and unrealized gain
    (loss) on investments                  0.24      (0.42)    0.47   (1.20)     0.53
                                        -------    -------  -------  ------    ------
  Total from investment operations         0.57       0.23     1.16   (0.60)     0.84
Less distributions
------------------
  Dividends from net investment
    income                                (0.33)     (0.65)   (0.69)  (0.60)    (0.31)
  Distributions from realized gain
    on investments                           --         --       --      --        --
                                        -------    -------  -------  ------    ------
  Total distributions                     (0.33)     (0.65)   (0.69)  (0.60)    (0.31)
                                        -------    -------  -------  ------    ------
Net asset value at end of period       $   9.62    $  9.38  $  9.80  $ 9.33    $10.53
                                        =======    =======  =======  ======    ======
Total return (not annualized)              6.14%      2.29%   13.03%  (5.80)%     8.63%
------------
Ratios/Supplemental data
------------------------
  Net assets, end of period (000s)     $ 21,662    $22,761  $12,949  $7,108    $2,806
  Ratio of expenses to average net
    assets+                                0.10%*     0.00%    0.00%   0.10%     0.26%*
  Ratio of net investment income to
    average net assets+                    6.80%*     6.67%    7.38%   6.27%     6.36%*
  Portfolio turnover rate                    29%        66%     240%    123%       42%

---------------

 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to
     average net assets                    1.14%*     1.17%    1.18%   2.19%    19.19%*
   Ratio of net investment income
     to average net assets                 5.76%*     5.50%    6.20%   4.18%   (12.57)%*

 * Annualized

** For the period March 5, 1993 (commencement of operations) to August 31, 1993.

                                 SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                           SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

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                                                                  CHARLES SCHWAB
101 Montgomery Street
San Francisco, California 94104

INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4630R(4/97) CRS 20033 Printed on recycled paper.